Voya Russell Large Cap Value Index Portfolio Annual Fund Operating Expenses - Voya Russell Large Cap Value Index Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2026
Class ADV
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	0.50%	[1]
Other Expenses (as a percentage of Assets):	0.16%	[1]
Expenses (as a percentage of Assets)	1.15%	[1]
Fee Waiver or Reimbursement	(0.22%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.93%	[1]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.16%	[1]
Expenses (as a percentage of Assets)	0.65%	[1]
Fee Waiver or Reimbursement	(0.22%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.43%	[1]
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.16%	[1]
Expenses (as a percentage of Assets)	0.90%	[1]
Fee Waiver or Reimbursement	(0.22%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.68%	[1]

[1]	Expense information has been restated to reflect current contractual rates.
[2]	Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 0.93%, 0.43%, and 0.68% for Class ADV, Class I, and Class S shares, respectively, through May 1, 2026. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The Investment Adviser is contractually obligated to waive 0.10% of the management fee through May 1, 2026. Termination or modification of these obligations requires approval by the Portfolio’s Board of Directors (the “Board”).